ATA INC (Parent Company) (Details 2)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Condensed Financial Statements
Operating expenses	$ (23,864,776)	¥ (147,937,753)	¥ (154,809,412)	¥ (150,830,194)
Interest income	667,278	4,136,454	4,770,024	3,122,304
Foreign currency exchange gains (losses), net	(172,149)	(1,067,149)	(49,200)	77,240
Earnings before income taxes	5,263,893	32,630,866	47,171,897	30,212,972
Income tax expense	1,544,628	9,575,146	19,895,462	7,004,982
Net income	3,719,265	23,055,720	27,276,435	23,207,990
Foreign currency translation adjustment, net of nil income taxes	(4,961)	(30,753)	(766,783)	(374,747)
Comprehensive income	3,714,304	23,024,967	26,509,652	22,833,243
ATA INC.
Condensed Financial Statements
Operating expenses	(744,040)	(4,612,306)	(5,415,249)	(7,567,474)
Investment income	4,453,817	27,609,211	32,612,787	30,685,632
Interest income	23,370	144,869	40,889	112,656
Foreign currency exchange gains (losses), net	(13,882)	(86,054)	38,008	(22,824)
Earnings before income taxes	3,719,265	23,055,720	27,276,435	23,207,990
Net income	3,719,265	23,055,720	27,276,435	23,207,990
Foreign currency translation adjustment, net of nil income taxes	(4,961)	(30,753)	(766,783)	(374,747)
Comprehensive income	$ 3,714,304	¥ 23,024,967	¥ 26,509,652	¥ 22,833,243